Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of exceptional items [line items]
Exceptional items gross	$ (142)	$ (822)	$ (620)
Exceptional items tax	2	(422)	(454)
Exceptional items net	(140)	(1,244)	(1,074)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(142)	(822)	(1,032)
Exceptional items tax	2	1	(31)
Exceptional items net	(140)	(821)	(1,063)
Impairment of US deferred tax assets [Member]
Disclosure of exceptional items [line items]
Exceptional items tax		(423)	(423)
Exceptional items net		(423)	(423)
Corporate structure unification costs [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			(428)
Exceptional items net			(428)
BHP Mitsui Coal (BMC) gain on disposal [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			840
Exceptional items net			840
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(142)	(822)	(620)
Exceptional items tax	2	(422)	(454)
Exceptional items net	$ (140)	$ (1,244)	$ (1,074)